INVESTMENTS, DEBT AND DERIVATIVES - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Derivative, hedge ratio	100.00%
Foreign currency forward contracts | Net investment hedge accounting
Disclosure of detailed information about borrowings [line items]
Aggregated designated nominal value of hedged items	$ 88,220	$ 68,639
Weighted average term of contract	1 year	2 years